UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Strategic Income Fund

September 30, 2018

SI-QTLY-1118
1.808792.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 36.7%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (b)		$2,010	$1,296
Nonconvertible Bonds - 36.7%
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.2%
Allison Transmission, Inc. 5% 10/1/24 (c)		7,960	7,920
Delphi Technologies PLC 5% 10/1/25 (c)		7,945	7,478
Exide Technologies 11% 4/30/22 pay-in-kind (b)(c)		1,968	1,768
Metalsa SA de CV 4.9% 4/24/23 (c)		19,202	18,578
Tenedora Nemak SA de CV 4.75% 1/23/25 (c)		2,620	2,555
Tenneco, Inc. 5% 7/15/26		5,815	5,168
			43,467
Automobiles - 0.2%
Renault SA 2% 9/28/26 (Reg. S)	EUR	29,300	34,190
Distributors - 0.0%
LKQ Corp. 4.75% 5/15/23		2,025	2,029
Hotels, Restaurants & Leisure - 1.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (c)		39,105	37,443
Boyd Gaming Corp.:
6% 8/15/26		3,845	3,874
6.375% 4/1/26		2,425	2,497
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		4,130	4,016
Choice Hotels International, Inc. 5.75% 7/1/22		2,690	2,838
Churchill Downs, Inc. 4.75% 1/15/28 (c)		5,405	5,054
Delta Merger Sub, Inc. 6% 9/15/26 (c)		4,775	4,835
Eldorado Resorts, Inc. 6% 4/1/25		13,365	13,532
FelCor Lodging LP 6% 6/1/25		7,895	8,211
Golden Nugget, Inc.:
6.75% 10/15/24 (c)		14,400	14,607
8.75% 10/1/25 (c)		14,520	15,221
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (c)		10,820	10,752
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		11,100	10,900
4.875% 4/1/27		5,210	5,136
International Game Technology PLC 6.25% 1/15/27 (c)		7,130	7,143
Jacobs Entertainment, Inc. 7.875% 2/1/24 (c)		1,815	1,926
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (c)		5,590	5,373
5% 6/1/24 (c)		6,145	6,095
5.25% 6/1/26 (c)		6,145	6,134
LHMC Finco SARL 7.875% 12/20/23 (c)		7,190	7,309
LTF Merger Sub, Inc. 8.5% 6/15/23 (c)		5,255	5,472
Marriott Ownership Resorts, Inc. 6.5% 9/15/26 (c)		5,580	5,727
MCE Finance Ltd. 4.875% 6/6/25 (c)		17,840	16,879
Merlin Entertainments PLC 5.75% 6/15/26 (c)		7,215	7,287
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		4,740	4,859
MGM Mirage, Inc.:
4.625% 9/1/26		5,545	5,169
5.75% 6/15/25		15,170	15,247
Penn National Gaming, Inc. 5.625% 1/15/27 (c)		1,475	1,423
Scientific Games Corp. 5% 10/15/25 (c)		11,375	10,806
Silversea Cruises 7.25% 2/1/25 (c)		3,090	3,360
Six Flags Entertainment Corp.:
4.875% 7/31/24 (c)		4,070	3,987
5.5% 4/15/27 (c)		2,160	2,138
Stars Group Holdings BV 7% 7/15/26 (c)		12,325	12,716
Station Casinos LLC 5% 10/1/25 (c)		7,275	6,968
Studio City Co. Ltd.:
5.875% 11/30/19 (c)		5,135	5,174
7.25% 11/30/21 (c)		13,360	13,828
Viking Cruises Ltd. 5.875% 9/15/27 (c)		3,395	3,313
Voc Escrow Ltd. 5% 2/15/28 (c)		6,285	6,040
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)		16,655	15,468
Wynn Macau Ltd.:
4.875% 10/1/24 (c)		9,405	8,852
5.5% 10/1/27 (c)		15,165	14,248
			341,857
Household Durables - 0.5%
Lennar Corp. 4.75% 11/29/27		7,175	6,906
LGI Homes, Inc. 6.875% 7/15/26 (c)		7,205	7,079
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (c)		16,005	15,917
7% 7/15/24 (c)		4,630	4,711
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (c)		6,160	6,206
Toll Brothers Finance Corp.:
4.375% 4/15/23		19,494	19,323
5.625% 1/15/24		2,345	2,421
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,335	2,347
5.875% 6/15/24		11,770	11,682
William Lyon Homes, Inc.:
5.875% 1/31/25		4,625	4,295
6% 9/1/23		4,385	4,232
			85,119
Internet & Direct Marketing Retail - 0.7%
Netflix, Inc.:
4.375% 11/15/26		7,840	7,347
4.875% 4/15/28 (c)		16,980	15,961
5.375% 2/1/21 (c)		7,430	7,616
5.75% 3/1/24		8,265	8,472
5.875% 2/15/25		19,110	19,755
5.875% 11/15/28 (c)		38,210	38,184
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (c)		19,125	19,163
6% 4/1/23		8,385	8,637
6.375% 5/15/25		1,440	1,496
			126,631
Media - 2.3%
Altice SA 7.625% 2/15/25 (c)		28,980	26,412
Altice U.S. Finance SA 5.5% 5/15/26 (c)		33,032	32,933
Block Communications, Inc. 6.875% 2/15/25 (c)		5,740	5,884
Cablevision SA 6.5% 6/15/21 (c)		2,466	2,429
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (c)		26,250	24,672
5.125% 2/15/23		18,635	18,705
5.125% 5/1/23 (c)		10,230	10,271
5.125% 5/1/27 (c)		30,755	29,159
5.375% 5/1/25 (c)		10,230	10,153
5.5% 5/1/26 (c)		12,355	12,216
5.75% 9/1/23		4,645	4,720
5.75% 1/15/24		8,170	8,303
5.75% 2/15/26 (c)		13,895	13,947
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (c)		11,900	12,004
7.5% 4/1/28 (c)		17,995	18,850
CSC Holdings LLC 5.375% 2/1/28 (c)		13,855	13,232
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (c)		6,195	5,792
4.875% 4/11/22 (c)		3,540	3,509
5.125% 3/31/27 (c)		2,505	2,305
iHeartCommunications, Inc. 11.25% 3/1/21 (c)(d)		7,710	5,513
Liberty Media Corp.:
8.25% 2/1/30		4,695	5,006
8.5% 7/15/29		6,265	6,719
Lions Gate Entertainment Corp. 5.875% 11/1/24 (c)		2,640	2,693
Livent, Inc. 9.375% 10/15/04 (d)(e)		300	0
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		17,176	16,833
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)		4,490	4,382
Quebecor Media, Inc. 5.75% 1/15/23		14,205	14,613
Sirius XM Radio, Inc.:
4.625% 5/15/23 (c)		4,550	4,505
5% 8/1/27 (c)		8,740	8,410
5.375% 4/15/25 (c)		8,845	8,878
5.375% 7/15/26 (c)		7,940	7,880
Tegna, Inc. 5.5% 9/15/24 (c)		6,150	6,219
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		22,795	22,831
Videotron Ltd. 5.125% 4/15/27 (c)		7,325	7,188
VTR Finance BV 6.875% 1/15/24 (c)		11,640	11,844
WMG Acquisition Corp. 5.625% 4/15/22 (c)		1,633	1,655
Ziggo Bond Finance BV:
5.875% 1/15/25 (c)		825	774
6% 1/15/27 (c)		7,930	7,226
Ziggo Secured Finance BV 5.5% 1/15/27 (c)		15,855	14,876
			413,541
Specialty Retail - 0.1%
Penske Automotive Group, Inc. 5.5% 5/15/26		5,975	5,809
Sonic Automotive, Inc. 6.125% 3/15/27		2,590	2,422
			8,231
Textiles, Apparel & Luxury Goods - 0.0%
Tecpetrol SA 4.875% 12/12/22 (c)		1,235	1,121
TOTAL CONSUMER DISCRETIONARY			1,056,186
CONSUMER STAPLES - 1.1%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (c)		1,295	1,284
Food & Staples Retailing - 0.2%
ESAL GmbH 6.25% 2/5/23 (c)		25,300	25,079
Food Products - 0.8%
B&G Foods, Inc. 4.625% 6/1/21		9,715	9,703
CF Industries Holdings, Inc.:
4.95% 6/1/43		7,270	6,434
5.15% 3/15/34		7,265	6,920
5.375% 3/15/44		7,275	6,748
JBS Investments GmbH:
7.25% 4/3/24 (c)		27,930	28,419
7.75% 10/28/20 (c)		7,810	7,969
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)		14,440	14,061
5.875% 7/15/24 (c)		4,435	4,368
6.75% 2/15/28 (c)		10,725	10,658
7.25% 6/1/21 (c)		2,630	2,669
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (c)		5,230	5,119
4.875% 11/1/26 (c)		5,285	5,179
Pilgrim's Pride Corp.:
5.75% 3/15/25 (c)		12,675	12,200
5.875% 9/30/27 (c)		4,230	3,997
Post Holdings, Inc.:
5% 8/15/26 (c)		12,030	11,375
5.5% 3/1/25 (c)		6,385	6,334
5.75% 3/1/27 (c)		4,885	4,800
			146,953
Personal Products - 0.0%
First Quality Finance Co., Inc. 5% 7/1/25 (c)		2,840	2,655
Tobacco - 0.1%
BAT International Finance PLC 2.25% 1/16/30	EUR	20,138	22,784
TOTAL CONSUMER STAPLES			198,755
ENERGY - 6.8%
Energy Equipment & Services - 1.0%
Borets Finance DAC 6.5% 4/7/22 (c)		3,625	3,534
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (c)		7,195	7,339
Ensco PLC:
4.5% 10/1/24		8,597	7,383
5.2% 3/15/25		5,325	4,633
5.75% 10/1/44		7,690	5,748
7.75% 2/1/26		7,920	7,861
Exterran Energy Solutions LP 8.125% 5/1/25		3,270	3,417
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		6,090	6,143
Forum Energy Technologies, Inc. 6.25% 10/1/21		10,950	10,923
Jonah Energy LLC 7.25% 10/15/25 (c)		8,485	6,491
Noble Holding International Ltd.:
6.2% 8/1/40		3,010	2,337
7.875% 2/1/26 (c)		14,040	14,567
7.95% 4/1/25 (b)		6,740	6,580
8.95% 4/1/45 (b)		1,500	1,453
SESI LLC 7.75% 9/15/24		4,340	4,427
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		6,490	7,205
Summit Midstream Holdings LLC 5.75% 4/15/25		5,285	5,087
The Oil and Gas Holding Co. 7.5% 10/25/27 (c)		6,595	6,497
Transocean Guardian Ltd. 5.875% 1/15/24 (c)		10,290	10,380
Transocean Pontus Ltd. 6.125% 8/1/25 (c)		6,475	6,580
Transocean, Inc.:
7.5% 1/15/26 (c)		7,620	7,868
9% 7/15/23 (c)		15,685	17,057
Trinidad Drilling Ltd. 6.625% 2/15/25 (c)		3,045	3,015
Unit Corp. 6.625% 5/15/21		1,660	1,660
Weatherford International, Inc. 9.875% 3/1/25 (c)		9,000	8,685
			166,870
Oil, Gas & Consumable Fuels - 5.8%
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (c)		12,505	13,756
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24		3,090	3,109
Antero Resources Corp.:
5.125% 12/1/22		570	577
5.625% 6/1/23 (Reg. S)		7,956	8,145
Antero Resources Finance Corp. 5.375% 11/1/21		3,965	4,016
California Resources Corp. 8% 12/15/22 (c)		3,550	3,386
Callon Petroleum Co. 6.125% 10/1/24		2,855	2,905
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		5,395	5,510
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		7,485	7,513
5.875% 3/31/25		4,590	4,820
7% 6/30/24		9,150	10,019
Cheniere Energy Partners LP 5.625% 10/1/26 (c)		7,160	7,212
Chesapeake Energy Corp.:
8% 12/15/22 (c)		10,988	11,510
8% 1/15/25		4,005	4,133
Citgo Holding, Inc. 10.75% 2/15/20 (c)		38,393	40,697
CNX Midstream Partners LP 6.5% 3/15/26 (c)		3,935	3,905
Comstock Escrow Corp. 9.75% 8/15/26 (c)		12,465	12,438
Concho Resources, Inc. 4.375% 1/15/25		7,710	7,764
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (b)(c)(f)		1,820	1,821
6.5% 5/15/26 (c)		7,215	7,287
6.875% 6/15/25 (c)		3,640	3,781
Continental Resources, Inc. 4.375% 1/15/28		9,010	8,943
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25		5,550	5,668
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		18,040	18,311
DCP Midstream LLC 5.85% 5/21/43 (b)(c)		10,780	9,972
Denbury Resources, Inc.:
4.625% 7/15/23		9,115	8,016
5.5% 5/1/22		23,895	21,983
6.375% 8/15/21		13,425	13,089
7.5% 2/15/24 (c)		12,490	12,865
9% 5/15/21 (c)		28,815	31,156
Diamondback Energy, Inc.:
4.75% 11/1/24		6,530	6,538
5.375% 5/31/25		3,090	3,160
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (b)		14,400	14,510
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)		3,070	3,070
5.75% 1/30/28 (c)		3,090	3,090
Energy Transfer Equity LP 5.5% 6/1/27		12,065	12,521
EnLink Midstream Partners LP:
4.15% 6/1/25		5,990	5,678
4.4% 4/1/24		5,980	5,805
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (c)		30,775	31,506
8% 11/29/24 (c)		5,850	5,894
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (c)		4,315	4,261
Frontera Energy Corp. 9.7% 6/25/23 (c)		5,255	5,511
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		5,405	5,148
Georgian Oil & Gas Corp. 6.75% 4/26/21 (c)		5,803	5,946
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,980	1,961
7% 6/15/23		8,125	8,227
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (c)		2,615	2,561
Hess Infrastructure Partners LP 5.625% 2/15/26 (c)		9,140	9,231
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)		7,550	7,367
5.75% 10/1/25 (c)		8,135	8,166
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)		4,995	5,107
Indigo Natural Resources LLC 6.875% 2/15/26 (c)		8,240	7,972
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (c)		9,120	9,142
Jupiter Resources, Inc. 8.5% 10/1/22 (c)		1,145	550
KazMunaiGaz Finance Sub BV:
4.75% 4/24/25 (c)		2,570	2,596
6.375% 10/24/48 (c)		1,795	1,882
Kosmos Energy Ltd.:
7.875% 8/1/21 (c)		15,172	15,438
7.875% 8/1/21 (c)		10,115	10,292
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (c)		3,625	3,616
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		3,665	3,638
Newfield Exploration Co.:
5.375% 1/1/26		6,813	7,060
5.625% 7/1/24		1,375	1,449
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		7,455	6,989
NGPL PipeCo LLC:
4.375% 8/15/22 (c)		1,800	1,814
4.875% 8/15/27 (c)		1,800	1,791
Nostrum Oil & Gas Finance BV 8% 7/25/22 (c)		22,855	21,689
Pan American Energy LLC 7.875% 5/7/21 (c)		10,750	10,940
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (c)		4,560	4,537
5.625% 10/15/27 (c)		3,480	3,489
6.25% 6/1/24 (c)		5,070	5,285
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		20,663	21,490
7.25% 6/15/25		13,580	14,259
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	6,240
PDC Energy, Inc. 6.125% 9/15/24		2,480	2,440
Pemex Project Funding Master Trust:
6.625% 6/15/35		18,415	18,295
8.625% 12/1/23 (b)		930	1,053
Petrobras Energia SA 7.375% 7/21/23 (c)		7,185	6,664
Petrobras Global Finance BV:
5.999% 1/27/28		5,307	4,907
6.125% 1/17/22		7,465	7,706
6.25% 3/17/24		7,075	7,089
8.75% 5/23/26		37,050	40,570
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,383	1,285
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		4,625	1,001
6% 5/16/24 (c)(d)		6,665	1,458
6% 11/15/26 (c)(d)		10,480	2,253
12.75% 2/17/22 (c)(d)		1,010	243
Petroleos Mexicanos:
4.625% 9/21/23		1,230	1,219
4.875% 1/18/24		1,285	1,280
5.5% 1/21/21		2,230	2,301
6.375% 1/23/45		9,705	8,987
6.5% 6/2/41		30,735	28,814
6.625% (c)(g)		6,663	6,197
6.75% 9/21/47		20,459	19,522
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (Reg. S)		3,785	3,520
PT Pertamina Persero 6.5% 5/27/41 (c)		1,955	2,136
QEP Resources, Inc. 5.25% 5/1/23		11,035	10,745
Range Resources Corp. 5% 3/15/23		16,915	16,619
Sabine Pass Liquefaction LLC:
5% 3/15/27		11,900	12,217
5.875% 6/30/26		11,930	12,879
Sanchez Energy Corp.:
6.125% 1/15/23		12,815	7,369
7.25% 2/15/23 (c)		7,125	7,018
SemGroup Corp.:
6.375% 3/15/25		3,700	3,635
7.25% 3/15/26		6,750	6,733
SM Energy Co.:
5.625% 6/1/25		3,965	3,950
6.625% 1/15/27		5,635	5,825
6.75% 9/15/26		3,175	3,298
Southern Star Central Corp. 5.125% 7/15/22 (c)		4,930	4,924
Southwestern Energy Co.:
4.1% 3/15/22		11,980	11,935
7.5% 4/1/26		5,460	5,719
7.75% 10/1/27		4,900	5,170
SRC Energy, Inc. 6.25% 12/1/25		4,370	4,108
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (c)		5,390	5,336
5.5% 2/15/26 (c)		6,865	6,632
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (c)		7,200	6,998
5.125% 2/1/25		1,885	1,894
5.375% 2/1/27		1,885	1,885
5.875% 4/15/26 (c)		10,820	11,158
Teekay Corp. 8.5% 1/15/20		6,675	6,793
Teine Energy Ltd. 6.875% 9/30/22 (c)		8,820	8,886
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	3,205
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		3,185	3,376
Transportadora de Gas del Sur SA 6.75% 5/2/25 (c)		7,485	7,186
Tullow Oil PLC 7% 3/1/25 (c)		3,280	3,212
Ultra Resources, Inc.:
6.875% 4/15/22 (c)		5,480	2,603
7.125% 4/15/25 (c)		3,655	1,480
Whiting Petroleum Corp. 6.625% 1/15/26		4,965	5,164
WPX Energy, Inc.:
5.25% 9/15/24		6,080	6,121
5.75% 6/1/26		5,410	5,446
6% 1/15/22		12,461	12,913
YPF SA:
8.5% 3/23/21 (c)		2,730	2,750
8.75% 4/4/24 (c)		27,260	27,158
			1,033,003
TOTAL ENERGY			1,199,873
FINANCIALS - 8.7%
Banks - 2.9%
Access Bank PLC:
9.25% 6/24/21 (b)(c)		5,343	5,327
10.5% 10/19/21 (c)		1,125	1,194
Akbank TAS/Ak Finansal Kiralama A/S:
4% 1/24/20 (c)		1,565	1,498
7.2% 3/16/27 (b)(c)		3,780	3,118
Banco de Bogota SA 6.25% 5/12/26(c)		3,475	3,617
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (c)		4,760	4,831
Banco Do Brasil SA:
4.625% 1/15/25 (c)		2,150	1,982
4.875% 4/19/23 (c)		3,280	3,148
Banco Hipotecario SA 9.75% 11/30/20 (c)		21,595	21,433
Banco Macro SA 6.75% 11/4/26 (b)(c)		13,795	11,519
Banque Centrale de Tunisie 5.75% 1/30/25 (c)		2,985	2,627
Barclays PLC 2% 2/7/28 (Reg. S) (b)	EUR	34,250	38,037
BBVA Bancomer SA 7.25% 4/22/20 (c)		5,550	5,789
Biz Finance PLC 9.625% 4/27/22 (c)		7,903	8,040
BTA Bank JSC 5.5% 12/21/22 (c)		2,640	2,635
CaixaBank SA 2.75% 7/14/28 (Reg. S) (b)	EUR	24,500	28,871
CBOM Finance PLC 5.55% 2/14/23 (c)		2,045	1,876
CIT Group, Inc.:
5% 8/15/22		12,707	12,987
5.375% 5/15/20		587	603
Citigroup, Inc.:
1.5% 7/24/26 (Reg. S) (b)	EUR	29,250	33,779
1.625% 3/21/28 (Reg. S)	EUR	17,375	19,783
Export Credit Bank of Turkey 5.875% 4/24/19 (c)		2,390	2,360
Export-Import Bank of Korea 6.2% 8/7/21 (c)	INR	272,100	3,515
Fidelity Bank PLC 10.5% 10/16/22 (c)		6,000	6,117
HBOS PLC 4.5% 3/18/30 (b)	EUR	16,290	20,976
ING Groep NV 2% 3/22/30 (b)	EUR	32,800	37,302
Intesa Sanpaolo SpA 3.928% 9/15/26 (Reg. S)	EUR	4,850	5,634
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		6,095	6,054
5.5% 8/6/22 (c)		5,655	5,714
JSC BGEO Group 6% 7/26/23 (c)		9,370	9,138
Lloyds Banking Group PLC 0.625% 1/15/24 (b)	EUR	38,000	42,772
SB Capital SA 5.5% 2/26/24 (b)(c)		5,010	4,985
Societe Generale 2.125% 9/27/28 (Reg. S)	EUR	12,400	14,423
T.C. Ziraat Bankasi A/S 4.25% 7/3/19 (c)		270	261
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (c)		8,073	8,550
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19 (c)		1,460	1,425
6.125% 5/24/27 (b)(c)		4,255	3,552
6.25% 4/20/21 (c)		2,385	2,306
Turkiye Ihracat Kredi Bankasi A/S 6.125% 5/3/24 (c)		1,365	1,221
Turkiye Is Bankasi A/S 5.5% 4/21/22 (c)		4,140	3,488
Turkiye Vakiflar Bankasi TAO:
5% 10/31/18		1,750	1,737
5.75% 1/30/23 (c)		6,610	5,652
6.875% 2/3/25 (Reg. S) (b)		8,900	6,675
UniCredit SpA:
3 month EURIBOR + 2.750% 2.431% 5/3/25 (b)(f)	EUR	7,300	8,172
6.95% 10/31/22 (Reg. S)	EUR	46,090	61,527
Zenith Bank PLC:
6.25% 4/22/19 (c)		20,150	20,231
7.375% 5/30/22 (c)		13,395	13,516
			509,997
Capital Markets - 0.4%
AssuredPartners, Inc. 7% 8/15/25 (c)		2,930	2,901
BCD Acquisition, Inc. 9.625% 9/15/23 (c)		11,970	12,763
Goldman Sachs Group, Inc. 2% 11/1/28 (Reg. S)	EUR	17,800	20,464
JAB Holdings BV 2.5% 6/25/29	EUR	20,700	24,597
MSCI, Inc.:
5.25% 11/15/24 (c)		5,165	5,289
5.75% 8/15/25 (c)		5,060	5,301
			71,315
Consumer Finance - 2.5%
Ally Financial, Inc.:
4.125% 2/13/22		16,620	16,599
4.625% 3/30/25		12,530	12,436
5.125% 9/30/24		39,666	40,856
8% 11/1/31		155,842	188,764
8% 11/1/31		16,761	20,302
Credito Real S.A.B. de CV 7.5% 3/13/19 (c)		4,650	4,714
Navient Corp.:
5.875% 10/25/24		20,960	20,462
6.5% 6/15/22		5,655	5,790
7.25% 9/25/23		3,440	3,646
SLM Corp.:
5.5% 1/25/23		29,395	29,322
6.125% 3/25/24		10,325	10,325
7.25% 1/25/22		22,745	23,996
Springleaf Financial Corp.:
6.875% 3/15/25		30,605	30,590
7.125% 3/15/26		41,215	40,968
			448,770
Diversified Financial Services - 1.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		18,000	16,992
Cimpor Financial Operations BV 5.75% 7/17/24 (c)		9,170	6,465
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (c)		4,785	4,558
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (c)		2,775	2,720
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (c)		4,800	4,996
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		33,705	34,126
6% 8/1/20		13,675	13,923
6.25% 2/1/22		12,145	12,449
6.375% 12/15/25		32,405	32,527
6.75% 2/1/24		6,490	6,644
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (c)		4,875	5,003
James Hardie International Finance Ltd.:
4.75% 1/15/25 (c)		5,220	5,051
5% 1/15/28 (c)		5,270	4,974
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (c)		8,105	8,187
Sistema International Funding SA 6.95% 5/17/19 (c)		12,380	12,361
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)		21,015	23,028
Sparc Em Spc 0% 12/5/22 (c)		870	797
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (c)		14,250	14,446
TMK Capital SA:
6.75% 4/3/20 (c)		460	460
6.75% 4/3/20 (Reg. S)		2,375	2,375
Valvoline, Inc. 5.5% 7/15/24		2,920	2,927
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (c)		6,205	5,631
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	19,800	24,406
			245,046
Insurance - 1.2%
ACE INA Holdings, Inc. 1.55% 3/15/28	EUR	16,050	18,546
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (c)		10,530	9,816
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (c)		20,060	20,762
AmWINS Group, Inc. 7.75% 7/1/26 (c)		3,600	3,744
Assicurazioni Generali SpA 7.75% 12/12/42 (b)	EUR	35,900	48,969
Aviva PLC 6.125% 7/5/43 (b)	EUR	11,333	15,327
AXA SA 3.25% 5/28/49 (b)	EUR	25,900	29,466
Centene Escrow Corp. 5.375% 6/1/26 (c)		18,035	18,486
Credit Agricole Assurances SA 2.625% 1/29/48 (b)	EUR	34,800	36,964
HUB International Ltd. 7% 5/1/26 (c)		6,980	6,989
USIS Merger Sub, Inc. 6.875% 5/1/25 (c)		7,305	7,287
			216,356
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		6,855	6,564
Thrifts & Mortgage Finance - 0.3%
Nationwide Building Society 2% 7/25/29 (Reg. S) (b)	EUR	42,555	48,213
TOTAL FINANCIALS			1,546,261
HEALTH CARE - 2.9%
Health Care Equipment & Supplies - 0.1%
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (c)		3,995	4,095
Hologic, Inc.:
4.375% 10/15/25 (c)		3,700	3,524
4.625% 2/1/28 (c)		2,505	2,348
Teleflex, Inc. 4.625% 11/15/27		2,930	2,790
			12,757
Health Care Providers & Services - 1.9%
Community Health Systems, Inc.:
6.875% 2/1/22		27,337	15,317
8.125% 6/30/24 (c)		28,152	23,507
8.625% 1/15/24 (c)		28,810	29,854
11% 6/30/23 (c)(h)		12,397	11,152
Enterprise Merger Sub, Inc. 8.75% 10/15/26 (c)(i)		21,380	21,380
HCA Holdings, Inc.:
4.75% 5/1/23		11,330	11,542
5.25% 4/15/25		25,000	25,781
5.25% 6/15/26		9,875	10,159
5.375% 2/1/25		16,315	16,641
5.375% 9/1/26		7,690	7,722
5.625% 9/1/28		9,400	9,401
5.875% 3/15/22		10,760	11,406
5.875% 5/1/23		13,255	13,967
5.875% 2/15/26		20,110	20,940
7.5% 2/15/22		22,305	24,424
HealthSouth Corp. 5.75% 11/1/24		17,225	17,460
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)		4,280	4,449
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		12,155	12,559
Quintiles Transnational Corp. 4.875% 5/15/23 (c)		6,300	6,332
Rede D Oregon Finance Sarl 4.95% 1/17/28 (c)		1,390	1,199
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		4,550	4,561
Tenet Healthcare Corp.:
4.625% 7/15/24		3,640	3,538
5.125% 5/1/25		3,640	3,585
7.5% 1/1/22 (c)		4,490	4,686
Vizient, Inc. 10.375% 3/1/24 (c)		8,645	9,455
Wellcare Health Plans, Inc.:
5.25% 4/1/25		5,705	5,798
5.375% 8/15/26 (c)		4,655	4,736
West Street Merger Sub, Inc. 6.375% 9/1/25 (c)		3,635	3,444
			334,995
Pharmaceuticals - 0.9%
Catalent Pharma Solutions 4.875% 1/15/26 (c)		2,365	2,276
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (c)		2,805	2,966
NVA Holdings, Inc. 6.875% 4/1/26 (c)		3,860	3,850
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		3,125	2,902
3.65% 11/10/21		1,950	1,889
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		8,710	8,436
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		3,685	3,576
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (c)		53,605	53,511
5.875% 5/15/23 (c)		30,835	29,933
6.5% 3/15/22 (c)		7,395	7,691
7% 3/15/24 (c)		11,095	11,722
8.5% 1/31/27 (c)		7,200	7,560
9% 12/15/25 (c)		28,010	30,147
			166,459
TOTAL HEALTH CARE			514,211
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.7%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (c)		2,610	2,620
BWX Technologies, Inc. 5.375% 7/15/26 (c)		4,990	5,009
DAE Funding LLC:
4% 8/1/20 (c)		4,185	4,138
4.5% 8/1/22 (c)		5,230	5,099
5% 8/1/24 (c)		7,200	7,047
Huntington Ingalls Industries, Inc. 5% 11/15/25 (c)		7,455	7,722
KLX, Inc. 5.875% 12/1/22 (c)		21,280	21,982
TransDigm UK Holdings PLC 6.875% 5/15/26 (c)		21,085	21,638
TransDigm, Inc.:
6.375% 6/15/26		34,215	34,557
6.5% 5/15/25 (Reg. S)		9,710	9,892
			119,704
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (c)		12,630	12,903
XPO Logistics, Inc. 6.125% 9/1/23 (c)		6,235	6,461
			19,364
Airlines - 0.2%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (c)		2,094	2,138
Allegiant Travel Co. 5.5% 7/15/19		2,440	2,464
Azul Investments LLP 5.875% 10/26/24 (c)		3,505	3,033
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		417	429
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		2,900	3,186
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		3,460	3,468
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		5,877	6,502
Series 2012-2 Class B, 6.75% 6/3/21		2,594	2,722
Series 2013-1 Class B, 5.375% 11/15/21		3,393	3,469
			27,411
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (c)		2,605	2,569
6.125% 4/1/25 (c)		2,605	2,543
USG Corp. 4.875% 6/1/27 (c)		930	940
			6,052
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (c)		6,910	6,986
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)		1,275	1,311
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (c)		2,830	2,720
Covanta Holding Corp.:
5.875% 3/1/24		5,895	6,019
5.875% 7/1/25		1,995	2,015
Harland Clarke Holdings Corp. 8.375% 8/15/22 (c)		10,910	10,460
KAR Auction Services, Inc. 5.125% 6/1/25 (c)		6,210	6,024
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (c)		6,490	6,636
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (c)		2,315	2,314
Tervita Escrow Corp. 7.625% 12/1/21 (c)		3,225	3,326
The Brink's Co. 4.625% 10/15/27 (c)		7,200	6,642
			54,453
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		7,490	7,303
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (c)		14,155	14,854
Cementos Progreso Trust 7.125% 11/6/23 (c)		5,005	5,186
Odebrecht Finance Ltd.:
4.375% 4/25/25 (c)		18,549	5,959
5.25% 6/27/29 (c)		6,800	2,244
7.125% 6/26/42 (c)		16,424	5,666
			41,212
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (c)		8,215	8,204
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (c)		2,850	2,914
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (c)		1,375	1,319
			4,233
Machinery - 0.1%
Stevens Holding Co., Inc. 6.125% 10/1/26 (c)		1,880	1,911
Xerium Technologies, Inc. 9.5% 8/15/21		12,035	12,655
			14,566
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)		2,000	1,652
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)		7,680	7,142
			8,794
Professional Services - 0.1%
IHS Markit Ltd.:
4% 3/1/26 (c)		3,175	3,038
4.75% 2/15/25 (c)		5,820	5,905
			8,943
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (c)		2,840	3,010
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
5% 4/1/23		4,510	4,632
5.5% 2/15/22		8,035	8,352
Ashtead Capital, Inc. 5.625% 10/1/24 (c)		8,175	8,471
Avantor, Inc. 6% 10/1/24 (c)		7,285	7,394
FLY Leasing Ltd. 5.25% 10/15/24		5,695	5,474
United Rentals North America, Inc. 5.5% 5/15/27		4,980	4,924
			39,247
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (c)		6,665	6,412
TOTAL INDUSTRIALS			361,605
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (c)		23,630	23,748
8.625% 5/6/19 (Reg. S)		200	201
			23,949
Electronic Equipment & Components - 0.0%
TTM Technologies, Inc. 5.625% 10/1/25 (c)		2,440	2,446
Internet Software & Services - 0.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (c)		15,325	16,359
Camelot Finance SA 7.875% 10/15/24 (c)		3,540	3,529
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		1,985	2,022
5.375% 3/15/27		1,700	1,738
GTT Communications, Inc. 7.875% 12/31/24 (c)		3,670	3,569
			27,217
IT Services - 0.1%
Banff Merger Sub, Inc. 9.75% 9/1/26 (c)		17,940	18,200
CDW LLC/CDW Finance Corp. 5% 9/1/25		3,980	3,965
Gartner, Inc. 5.125% 4/1/25 (c)		3,685	3,705
			25,870
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (c)		9,030	9,109
4.625% 6/1/23 (c)		7,325	7,426
Qorvo, Inc. 5.5% 7/15/26 (c)		3,615	3,670
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (c)		7,880	8,294
Versum Materials, Inc. 5.5% 9/30/24 (c)		4,105	4,197
			32,696
Software - 0.2%
Ascend Learning LLC 6.875% 8/1/25 (c)		2,480	2,505
CDK Global, Inc. 5.875% 6/15/26		2,670	2,758
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)		13,310	13,876
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (c)		2,820	2,926
Open Text Corp. 5.875% 6/1/26 (c)		6,000	6,176
Parametric Technology Corp. 6% 5/15/24		2,430	2,536
Symantec Corp. 5% 4/15/25 (c)		6,360	6,303
			37,080
TOTAL INFORMATION TECHNOLOGY			149,258
MATERIALS - 3.1%
Chemicals - 0.5%
Braskem Finance Ltd. 5.375% 5/2/22 (c)		3,760	3,821
Hexion, Inc. 10.375% 2/1/22 (c)		2,845	2,767
LSB Industries, Inc. 9.625% 5/1/23 (c)		3,600	3,771
Momentive Performance Materials, Inc. 10% 10/15/20 (d)(e)		26,320	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)(e)		81,725	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (c)		9,095	8,756
5.25% 6/1/27 (c)		7,795	7,259
OCI NV 6.625% 4/15/23 (c)		3,185	3,296
OCP SA 5.625% 4/25/24 (c)		2,410	2,474
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (c)		8,240	7,581
Platform Specialty Products Corp.:
5.875% 12/1/25 (c)		10,955	10,810
6.5% 2/1/22 (c)		7,875	8,052
Sasol Financing U.S.A. LLC 5.875% 3/27/24		3,590	3,657
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (c)		5,880	6,056
The Chemours Co. LLC 5.375% 5/15/27		10,880	10,499
TPC Group, Inc. 8.75% 12/15/20 (c)		13,585	13,551
Tronox Finance PLC 5.75% 10/1/25 (c)		1,615	1,498
			93,848
Construction Materials - 0.3%
CEMEX Finance LLC 6% 4/1/24 (c)		3,850	3,966
CEMEX S.A.B. de CV 7.75% 4/16/26 (c)		7,260	7,941
Holcim Finance Luxembourg SA 2.25% 5/26/28 (Reg. S)	EUR	15,819	18,559
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (c)		3,060	2,869
U.S. Concrete, Inc. 6.375% 6/1/24		3,885	3,930
Union Andina de Cementos SAA 5.875% 10/30/21 (c)		4,730	4,842
			42,107
Containers & Packaging - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (c)		7,975	7,895
6% 2/15/25 (c)		12,600	12,332
7.25% 5/15/24 (c)		14,245	14,904
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	17,982
7.5% 12/15/96		7,695	7,714
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)		3,410	3,257
Mondi Finance PLC 1.625% 4/27/26 (Reg. S)	EUR	17,650	20,363
Plastipak Holdings, Inc. 6.25% 10/15/25 (c)		2,090	1,907
Sealed Air Corp. 5.25% 4/1/23 (c)		4,710	4,792
			91,146
Metals & Mining - 1.8%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (c)		2,110	2,168
6.75% 9/30/24 (c)		5,350	5,658
7% 9/30/26 (c)		4,430	4,757
Aleris International, Inc. 6% 6/1/20 (c)(e)		63	63
ArcelorMittal SA 0.95% 1/17/23 (Reg. S)	EUR	23,125	26,445
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (c)		5,655	5,973
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (c)		7,215	7,107
5.75% 3/1/25		7,280	7,080
Commercial Metals Co. 5.75% 4/15/26 (c)		5,405	5,243
Constellium NV 5.875% 2/15/26 (c)		2,955	2,892
CSN Islands XI Corp. 6.875% 9/21/19 (c)		13,471	13,404
CSN Resources SA 6.5% 7/21/20 (c)		12,370	11,987
EVRAZ Group SA 8.25% 1/28/21 (Reg. S)		4,450	4,688
Ferrexpo Finance PLC:
10.375% 4/7/19 (c)		581	595
10.375% 4/7/19 (c)		2,405	2,465
10.375% 4/7/19 (Reg. S)		2,418	2,478
10.375% 4/7/19 (Reg. S)		1,658	1,699
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)		5,405	4,946
6.875% 3/1/26 (c)		5,405	4,905
7% 2/15/21 (c)		9,510	9,403
7.25% 5/15/22 (c)		5,575	5,457
7.25% 4/1/23 (c)		15,045	14,330
7.5% 4/1/25 (c)		9,215	8,743
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (c)		4,780	4,732
5.125% 3/15/23 (c)		7,615	7,529
5.125% 5/15/24 (c)		5,885	5,713
Freeport-McMoRan, Inc.:
3.55% 3/1/22		4,000	3,890
3.875% 3/15/23		11,995	11,604
5.4% 11/14/34		3,770	3,544
5.45% 3/15/43		24,675	22,393
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (c)		6,372	6,308
GTL Trade Finance, Inc. 5.893% 4/29/24 (c)		2,770	2,799
JMC Steel Group, Inc. 9.875% 6/15/23 (c)		5,225	5,676
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (c)		4,505	4,917
Lundin Mining Corp. 7.875% 11/1/22 (c)		400	417
Metinvest BV 7.75% 4/23/23 (c)		25,355	24,329
Murray Energy Corp. 11.25% 4/15/21 (c)		7,965	5,675
Polyus Finance PLC 5.25% 2/7/23 (c)		9,490	9,113
POSCO 4% 8/1/23 (c)		3,155	3,151
Stillwater Mining Co. 6.125% 6/27/22 (c)		14,410	13,875
United States Steel Corp. 6.25% 3/15/26		7,180	7,117
Vedanta Resources PLC:
6.375% 7/30/22 (c)		11,055	10,640
8.25% 6/7/21 (c)		6,800	7,004
VM Holding SA 5.375% 5/4/27 (c)		1,605	1,559
			314,471
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (c)		1,355	1,382
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (b)(d)(e)(f)		4,230	0
11.375% 12/31/2014 (d)(e)		8,220	0
			1,382
TOTAL MATERIALS			542,954
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Equinix, Inc. 5.375% 5/15/27		5,725	5,735
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		15,435	14,875
5.25% 8/1/26		4,830	4,806
6.375% 3/1/24		2,335	2,452
			27,868
Real Estate Management & Development - 0.4%
Deutsche Annington Finance BV 2.75% 3/22/38	EUR	13,400	15,541
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	19,600	21,685
Howard Hughes Corp. 5.375% 3/15/25 (c)		7,940	7,861
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		30	31
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (c)		8,565	8,479
Mattamy Group Corp. 6.875% 12/15/23(c)		5,775	5,811
Shimao Property Holdings Ltd. 4.75% 7/3/22		7,520	7,210
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (c)		13,665	13,733
5.625% 3/1/24 (c)		775	763
			81,114
TOTAL REAL ESTATE			108,982
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.2%
AT&T, Inc. 3.15% 9/4/36	EUR	23,750	27,659
Axtel S.A.B. de CV 6.375% 11/14/24 (c)		6,125	6,042
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		2,835	2,828
Citizens Communications Co.:
7.875% 1/15/27		7,400	4,329
9% 8/15/31		7,200	4,586
Colombia Telecomunicaciones SA 5.375% 9/27/22 (c)		3,629	3,624
Frontier Communications Corp. 8.5% 4/1/26 (c)		18,610	17,586
GCI, Inc. 6.875% 4/15/25		8,000	8,272
GTH Finance BV:
6.25% 4/26/20 (c)		1,915	1,944
7.25% 4/26/23 (c)		15,025	15,626
Lynx II Corp. 6.375% 4/15/23 (c)		2,148	2,211
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (c)		3,445	3,488
Sable International Finance Ltd. 6.875% 8/1/22 (c)		36,130	37,753
SFR Group SA:
6.25% 5/15/24 (c)		34,670	34,150
7.375% 5/1/26 (c)		80,565	80,565
8.125% 2/1/27 (c)		30,640	31,559
Sprint Capital Corp.:
6.875% 11/15/28		17,187	17,268
8.75% 3/15/32		23,773	26,745
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (c)		7,090	7,236
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		15,000	14,100
U.S. West Communications:
6.875% 9/15/33		4,080	4,057
7.25% 9/15/25		955	1,026
UPCB Finance IV Ltd. 5.375% 1/15/25 (c)		8,745	8,734
Verizon Communications, Inc. 2.875% 1/15/38	EUR	12,900	14,993
Virgin Media Finance PLC 4.875% 2/15/22		10,085	9,694
			386,075
Wireless Telecommunication Services - 1.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	69,100	3,385
Comcel Trust 6.875% 2/6/24 (c)		9,890	10,113
Digicel Group Ltd. 6.75% 3/1/23 (c)		4,120	3,435
Intelsat Jackson Holdings SA:
5.5% 8/1/23		16,050	14,798
9.75% 7/15/25 (c)		9,165	9,703
Millicom International Cellular SA 6% 3/15/25 (c)		5,710	5,742
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (c)		1,400	1,351
6.5% 10/13/26 (c)		2,670	2,610
MTS International Funding Ltd. 5% 5/30/23 (c)		2,625	2,547
Sprint Communications, Inc. 6% 11/15/22		21,320	21,746
Sprint Corp.:
7.125% 6/15/24		40,417	41,983
7.625% 2/15/25		22,495	23,856
7.625% 3/1/26		14,410	15,249
7.875% 9/15/23		20,450	22,032
T-Mobile U.S.A., Inc.:
6% 4/15/24		11,990	12,434
6.375% 3/1/25		36,809	38,348
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		5,650	5,560
			234,892
TOTAL TELECOMMUNICATION SERVICES			620,967
UTILITIES - 1.3%
Electric Utilities - 0.2%
Enel SpA 3.375% 11/24/81 (Reg. S) (b)	EUR	15,575	17,179
InterGen NV 7% 6/30/23 (c)		3,275	3,242
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		2,450	2,931
Pampa Holding SA 7.5% 1/24/27 (c)		3,345	2,959
Vistra Operations Co. LLC 5.5% 9/1/26 (c)		9,975	10,087
			36,398
Gas Utilities - 0.2%
Southern Natural Gas Co.:
7.35% 2/15/31		14,890	17,745
8% 3/1/32		9,400	12,057
			29,802
Independent Power and Renewable Electricity Producers - 0.8%
Calpine Corp. 5.25% 6/1/26 (c)		11,212	10,385
Dynegy, Inc.:
7.375% 11/1/22		25,100	26,109
7.625% 11/1/24		27,867	29,992
NextEra Energy Partners LP:
4.25% 9/15/24 (c)		4,825	4,729
4.5% 9/15/27 (c)		3,355	3,212
NRG Energy, Inc.:
5.75% 1/15/28 (c)		20,240	20,442
6.625% 1/15/27		15,685	16,461
Pattern Energy Group, Inc. 5.875% 2/1/24 (c)		3,540	3,575
Talen Energy Supply LLC:
6.5% 6/1/25		6,465	4,978
10.5% 1/15/26 (c)		5,040	4,561
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)		3,700	3,617
5% 1/31/28 (c)		3,715	3,455
6.625% 6/15/25 (b)(c)		5,560	5,894
The AES Corp.:
4% 3/15/21		5,405	5,390
4.5% 3/15/23		5,405	5,419
			148,219
Multi-Utilities - 0.1%
RWE AG 5.75% 2/14/33 (Reg. S)	EUR	5,300	8,765
TOTAL UTILITIES			223,184

TOTAL NONCONVERTIBLE BONDS			6,522,236

TOTAL CORPORATE BONDS
(Cost $6,467,181)			6,523,532

U.S. Government and Government Agency Obligations - 16.1%
U.S. Government Agency Obligations - 0.0%
Tennessee Valley Authority:
5.25% 9/15/39		$2,106	$2,579
5.375% 4/1/56		3,503	4,540

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			7,119

U.S. Treasury Obligations - 15.8%
U.S. Treasury Bills, yield at date of purchase 2.14% 12/20/18 (j)		1,750	1,742
U.S. Treasury Bonds:
stripped coupon 2/15/34		23,270	14,213
2.5% 2/15/46		30,522	26,626
2.75% 8/15/47		131,363	120,243
2.75% 11/15/47		33,000	30,191
2.875% 8/15/45		49,759	46,832
3% 11/15/44		5,258	5,073
3% 11/15/45		490	472
3% 5/15/47		20,500	19,734
3% 2/15/48		25,374	24,409
3% 8/15/48		38,415	36,949
3.625% 2/15/44 (j)(k)(l)		137,690	147,829
4.25% 5/15/39		68,800	80,208
4.75% 2/15/37 (j)		53,495	65,701
5.25% 2/15/29 (j)		5,406	6,454
6.125% 8/15/29 (j)(k)		21,663	27,769
7.5% 11/15/24		5,690	7,120
7.875% 2/15/21		12,150	13,543
U.S. Treasury Notes:
1.125% 9/30/21		90,448	85,908
1.25% 5/31/19		2,000	1,984
1.375% 2/29/20		10,262	10,067
1.375% 4/30/20		65,349	63,935
1.375% 1/31/21		3,000	2,900
1.375% 8/31/23		11,000	10,212
1.5% 10/31/19		33,632	33,210
1.5% 4/15/20		64,333	63,109
1.5% 7/15/20		70,638	69,035
1.5% 8/15/26		4,276	3,819
1.625% 6/30/20		1,783	1,747
1.625% 8/31/22		27,162	25,862
1.625% 5/31/23		19,717	18,593
1.75% 12/31/20		1,389	1,356
1.75% 5/31/22		38,000	36,468
1.75% 6/30/22 (l)(m)		69,894	67,019
1.875% 1/31/22		32,728	31,662
1.875% 3/31/22		211,812	204,572
1.875% 7/31/22		63,433	61,037
1.875% 9/30/22		19,000	18,248
2% 1/31/20		8,000	7,924
2% 9/30/20		128,380	126,329
2% 1/15/21		41,007	40,233
2% 12/31/21		125,102	121,627
2% 7/31/22		3,557	3,439
2% 10/31/22		42,400	40,886
2% 8/15/25		10,027	9,398
2% 11/15/26		83,388	77,170
2.125% 6/30/21		21,000	20,587
2.125% 12/31/22		30,781	29,784
2.125% 7/31/24		161,361	153,986
2.125% 5/15/25		17,843	16,899
2.25% 2/29/20		25,500	25,325
2.25% 7/31/21		92,019	90,445
2.25% 12/31/24		103,948	99,555
2.25% 2/15/27		12,502	11,770
2.25% 8/15/27		28,284	26,528
2.25% 11/15/27		3,544	3,318
2.375% 4/15/21		74,550	73,659
2.375% 5/15/27		13,745	13,052
2.625% 8/31/20		30,000	29,893
2.625% 5/15/21		10,000	9,938
2.625% 6/30/23		40,272	39,704
2.75% 8/15/21		48,600	48,422
2.75% 4/30/23		46,020	45,646
2.75% 8/31/23		30,000	29,740
2.75% 6/30/25		107,364	105,670
2.75% 8/31/25		13,640	13,417
2.75% 2/15/28		830	809
3.625% 8/15/19		4,982	5,024

TOTAL U.S. TREASURY OBLIGATIONS			2,806,028

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.4826% 12/7/20 (NCUA Guaranteed) (b)(f)		1,782	1,784
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.5705% 1/8/20 (NCUA Guaranteed) (b)(f)		3,153	3,157
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		49,900	50,443

TOTAL OTHER GOVERNMENT RELATED			55,384

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,956,952)			2,868,531

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.8%
12 month U.S. LIBOR + 1.365% 3.578% 10/1/35 (b)(f)		30	31
12 month U.S. LIBOR + 1.495% 3.409% 1/1/35 (b)(f)		139	144
12 month U.S. LIBOR + 1.553% 4.276% 6/1/36 (b)(f)		31	33
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (b)(f)		46	47
12 month U.S. LIBOR + 1.617% 3.645% 3/1/33 (b)(f)		88	91
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (b)(f)		58	60
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (b)(f)		94	98
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (b)(f)		308	319
12 month U.S. LIBOR + 1.728% 3.895% 11/1/36 (b)(f)		27	29
12 month U.S. LIBOR + 1.745% 3.681% 7/1/35 (b)(f)		133	138
12 month U.S. LIBOR + 1.760% 3.613% 2/1/37 (b)(f)		367	385
12 month U.S. LIBOR + 1.800% 2.723% 1/1/42 (b)(f)		916	957
12 month U.S. LIBOR + 1.800% 4.547% 7/1/41 (b)(f)		286	302
12 month U.S. LIBOR + 1.818% 2.692% 2/1/42 (b)(f)		1,370	1,429
12 month U.S. LIBOR + 1.818% 3.129% 9/1/41 (b)(f)		104	110
12 month U.S. LIBOR + 1.818% 4.545% 7/1/41 (b)(f)		165	172
12 month U.S. LIBOR + 1.830% 3.381% 10/1/41 (b)(f)		101	104
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (b)(f)		17	18
12 month U.S. LIBOR + 1.885% 3.971% 4/1/36 (b)(f)		275	291
12 month U.S. LIBOR + 2.176% 4.352% 8/1/35 (b)(f)		172	181
6 month U.S. LIBOR + 1.550% 3.746% 11/1/35 (b)(f)		198	204
6 month U.S. LIBOR + 1.550% 3.831% 9/1/33 (b)(f)		402	413
3% 11/1/46 to 2/1/48		25,679	24,595
3% 10/1/48 (i)		1,800	1,722
3.5% 7/1/32		13,596	13,643
4% 2/1/46 to 8/1/48		40,008	40,537
4% 10/1/48 (i)		4,650	4,695
4% 10/1/48 (i)		2,550	2,575
4% 10/1/48 (i)		3,600	3,635
4.5% 11/1/25 to 6/1/41		4,680	4,842
5% 2/1/22 to 5/1/22		15	15
5.5% 12/1/39 to 5/1/44		25,947	28,182
6% 1/1/34 to 6/1/36		3,021	3,316
6.5% 2/1/22 to 8/1/36		4,600	5,086
7.5% 1/1/28		24	27

TOTAL FANNIE MAE			138,426

Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (b)(f)		30	31
12 month U.S. LIBOR + 1.325% 3.167% 1/1/36 (b)(f)		75	77
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (b)(f)		60	63
12 month U.S. LIBOR + 1.754% 3.971% 9/1/41 (b)(f)		1,422	1,467
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (b)(f)		65	68
12 month U.S. LIBOR + 1.877% 4.204% 4/1/41 (b)(f)		119	123
12 month U.S. LIBOR + 1.880% 3.019% 10/1/41 (b)(f)		775	807
12 month U.S. LIBOR + 1.880% 4.233% 9/1/41 (b)(f)		138	143
12 month U.S. LIBOR + 1.884% 4.367% 10/1/42 (b)(f)		813	845
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (b)(f)		236	245
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (b)(f)		166	175
12 month U.S. LIBOR + 1.910% 4.583% 6/1/41 (b)(f)		230	239
12 month U.S. LIBOR + 1.910% 4.653% 6/1/41 (b)(f)		130	136
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (b)(f)		106	112
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (b)(f)		68	70
6 month U.S. LIBOR + 1.647% 4.152% 2/1/37 (b)(f)		72	74
6 month U.S. LIBOR + 1.685% 4.04% 1/1/37 (b)(f)		338	349
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (b)(f)		95	98
6 month U.S. LIBOR + 1.746% 3.83% 5/1/37 (b)(f)		25	26
6 month U.S. LIBOR + 1.844% 4.119% 10/1/36 (b)(f)		265	272
6 month U.S. LIBOR + 1.913% 4.276% 10/1/35 (b)(f)		169	176
6 month U.S. LIBOR + 2.010% 4.175% 5/1/37 (b)(f)		368	385
6 month U.S. LIBOR + 2.010% 4.26% 5/1/37 (b)(f)		97	101
6 month U.S. LIBOR + 2.029% 4.484% 6/1/37 (b)(f)		53	56
6 month U.S. LIBOR + 2.040% 4.54% 6/1/37 (b)(f)		72	76
6 month U.S. LIBOR + 2.667% 4.863% 10/1/35 (b)(f)		42	44
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.907% 6/1/33 (b)(f)		272	283
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.842% 2/1/36 (b)(f)		4	4
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (b)(f)		172	182
3% 11/1/33 to 9/1/46		13,388	13,032
3.5% 7/1/32		4,766	4,782
6% 1/1/24		854	891
6.5% 9/1/21 to 3/1/22		231	240

TOTAL FREDDIE MAC			25,672

Ginnie Mae - 0.1%
6% 6/15/36		3,857	4,263
7% 9/15/25 to 8/15/31		16	17
7.5% 2/15/22 to 8/15/28		32	35
8% 12/15/26		0	0
4.299% 8/20/61 (b)(n)		776	778
4.604% 2/20/62 (b)(n)		1,543	1,558
4.67% 2/20/62 (b)(n)		1,652	1,663
4.728% 1/20/62 (b)(n)		7,114	7,158
5.47% 8/20/59 (b)(n)		7	8

TOTAL GINNIE MAE			15,480

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $180,868)			179,578

Asset-Backed Securities - 0.8%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 2.4289% 6/28/23 (b)(c)(f)		$17,299	$17,214
GCO Education Loan Funding Trust Series 2006-1 Class A8L, 3 month U.S. LIBOR + 0.130% 2.4414% 5/25/25 (b)(f)		1,698	1,696
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.4814% 5/28/30 (b)(f)		1,801	1,800
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.4714% 2/25/32 (b)(f)		2,161	2,158
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 3.3853% 4/25/22 (b)(f)		285	286
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.5158% 7/26/66 (b)(c)(f)		4,798	4,801
Class A2, 1 month U.S. LIBOR + 0.600% 2.8158% 7/26/66 (b)(c)(f)		11,684	11,767
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.4058% 3/25/67 (b)(c)(f)		9,316	9,316
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.5689% 7/28/21 (b)(f)		22,764	22,769
SLM Student Loan Trust:
Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.8053% 1/26/26 (b)(f)		61,323	61,527
Series 2011-1 Class A1, 1 month U.S. LIBOR + 0.520% 2.7358% 3/25/26 (b)(f)		3,473	3,481
TOTAL ASSET-BACKED SECURITIES
(Cost $136,652)			136,815

Collateralized Mortgage Obligations - 3.3%
U.S. Government Agency - 3.3%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.1458% 6/25/36 (b)(f)		4,216	4,295
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		439	465
Series 2005-19 Class PA, 5.5% 7/25/34		668	679
Series 2005-64 Class PX, 5.5% 6/25/35		1,033	1,077
Series 2005-68 Class CZ, 5.5% 8/25/35		4,254	4,574
Series 2010-118 Class PB, 4.5% 10/25/40		4,175	4,286
Series 2012-149:
Class DA, 1.75% 1/25/43		1,110	1,049
Class GA, 1.75% 6/25/42		1,115	1,051
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		706	727
Series 2004-91 Class Z, 5% 12/25/34		3,681	3,895
Series 2005-117 Class JN, 4.5% 1/25/36		641	658
Series 2005-14 Class ZB, 5% 3/25/35		1,400	1,482
Series 2006-72 Class CY, 6% 8/25/26		1,059	1,114
Series 2009-59 Class HB, 5% 8/25/39		2,076	2,196
Series 2009-85 Class IB, 4.5% 8/25/24 (o)		87	2
Series 2009-93 Class IC, 4.5% 9/25/24 (o)		108	2
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		2,073	202
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.1358% 3/25/36 (b)(f)		2,566	2,631
Series 2010-97 Class CI, 4.5% 8/25/25 (o)		387	14
Series 2011-67 Class AI, 4% 7/25/26 (o)		623	53
Series 2012-27 Class EZ, 4.25% 3/25/42		5,573	5,678
Series 2016-26 Class CG, 3% 5/25/46		9,159	8,988
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.0584% 2/15/33 (b)(f)		1,299	1,325
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.5584% 3/15/34 (b)(f)		1,673	1,682
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		52	56
Series 2996 Class MK, 5.5% 6/15/35		119	127
Series 3415 Class PC, 5% 12/15/37		567	595
Series 3840 Class VA, 4.5% 9/15/27		1,377	1,385
Series 3857 Class ZP, 5% 5/15/41		2,264	2,495
Series 4135 Class AB, 1.75% 6/15/42		834	787
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		7,062	7,597
Series 2303 Class ZV, 6% 4/15/31		132	141
Series 2877 Class ZD, 5% 10/15/34		4,503	4,771
Series 3745 Class KV, 4.5% 12/15/26		4,867	5,019
Series 3843 Class PZ, 5% 4/15/41		2,294	2,505
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		3,368	3,425
Series 4341 Class ML, 3.5% 11/15/31		5,047	5,060
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2018-3 Class MA, 3.5% 8/25/57		55,604	54,875
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28		7,427	7,390
Class A2, 3.5% 6/25/28		1,810	1,762
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.6653% 7/20/37 (b)(f)		885	891
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.6453% 1/20/38 (b)(f)		221	223
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.0253% 8/20/38 (b)(f)		1,522	1,549
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.0653% 9/20/38 (b)(f)		1,287	1,314
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.7584% 11/16/39 (b)(f)		931	940
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.6884% 12/16/39 (b)(f)		714	721
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.4028% 7/20/60 (b)(f)(n)		6,915	6,904
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.3802% 9/20/60 (b)(f)(n)		8,529	8,509
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.3802% 8/20/60 (b)(f)(n)		9,084	9,062
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.4602% 12/20/60 (b)(f)(n)		3,094	3,094
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.5802% 12/20/60 (b)(f)(n)		5,092	5,105
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.5802% 2/20/61 (b)(f)(n)		10,359	10,379
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.5702% 2/20/61 (b)(f)(n)		12,706	12,728
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.5802% 4/20/61 (b)(f)(n)		4,097	4,107
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.5802% 5/20/61 (b)(f)(n)		5,036	5,052
Class FC, 1 month U.S. LIBOR + 0.500% 2.5802% 5/20/61 (b)(f)(n)		4,745	4,758
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.6102% 6/20/61 (b)(f)(n)		5,908	5,926
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.6802% 10/20/61 (b)(f)(n)		6,428	6,459
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.7802% 11/20/61 (b)(f)(n)		5,613	5,656
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.7802% 1/20/62 (b)(f)(n)		3,647	3,673
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.7102% 1/20/62(b)(f)(n)		5,278	5,309
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.7102% 3/20/62 (b)(f)(n)		3,111	3,127
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.7302% 5/20/61 (b)(f)(n)		342	343
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.6802% 8/20/63 (b)(f)(n)		887	891
Class FD, 1 month U.S. LIBOR + 0.600% 2.6802% 8/20/63 (b)(f)(n)		2,376	2,385
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.3602% 5/20/63 (b)(f)(n)		3,913	3,909
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.2802% 4/20/63 (b)(f)(n)		4,053	4,047
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.4153% 10/20/47 (b)(f)		5,300	5,293
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.4653% 5/20/48 (b)(f)		6,615	6,622
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.4653% 6/20/48 (b)(f)		7,440	7,440
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		3,810	4,128
Series 2011-136 Class WI, 4.5% 5/20/40 (o)		1,305	159
Series 2017-134 Class BA, 2.5% 11/20/46		1,044	993
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		9,450	9,785
Series 2013-H06 Class HA, 1.65% 1/20/63 (n)		2,017	1,988
Series 2014-H04 Class HA, 2.75% 2/20/64 (n)		20,746	20,523
Series 2014-H12 Class KA, 2.75% 5/20/64 (n)		3,556	3,497
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.5802% 9/20/62 (b)(f)(n)		9,436	9,441
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.7302% 11/20/65 (b)(f)(n)		1,628	1,630
Series 2018-H12 Class HA, 3.25% 8/20/68 (n)		10,354	10,288
Series 2004-22 Class M1, 5.5% 4/20/34		589	711
Series 2010-169 Class Z, 4.5% 12/20/40		5,002	5,142
Series 2010-H15 Class TP, 5.15% 8/20/60 (n)		8,342	8,437
Series 2010-H16 Class BA, 3.55% 7/20/60 (n)		21,431	21,472
Series 2010-H17 Class XP, 5.2962% 7/20/60 (b)(n)		8,425	8,537
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(n)		7,443	7,519
Series 2010-H22 Class LA, 3.75% 10/20/60 (n)		5,050	5,067
Series 2010-H28 Class KA, 3.75% 12/20/60 (n)		10,881	10,923
Series 2012-64 Class KI, 3.5% 11/20/36 (o)		875	63
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.7797% 4/20/39 (b)(p)		3,116	3,147
Class ST, 8.800% - 1 month U.S. LIBOR 5.913% 8/20/39 (b)(p)		9,924	10,101
Series 2013-H07 Class JA, 1.75% 3/20/63 (n)		15,732	15,493
Series 2013-H08 Class MA, 3% 3/20/63 (n)		21,632	21,573
Series 2015-H17 Class HA, 2.5% 5/20/65 (n)		10,873	10,810
Series 2015-H21:
Class HA, 2.5% 6/20/63 (n)		26,724	26,611
Class JA, 2.5% 6/20/65 (n)		2,447	2,433
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(n)		23,729	23,472
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.92% 5/20/66 (b)(f)(n)		14,568	14,624
Series 2017-186 Class HK, 3% 11/16/45		9,811	9,547
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.77% 8/20/66 (b)(f)(n)		15,756	15,777
Series 2090-118 Class XZ, 5% 12/20/39		11,055	11,859
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $585,689)			578,281

Commercial Mortgage Securities - 2.6%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		16,874	15,832
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.3338% 7/25/20 (b)(f)		10,500	10,506
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.3138% 10/25/19 (b)(f)		20,900	20,902
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		4,576	4,644
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22		18,800	18,311
Series K006 Class A2, 4.251% 1/25/20		19,443	19,694
Series K069 Class A2, 3.187% 9/25/27		6,500	6,308
Series K071 Class A2, 3.286% 11/25/27		9,000	8,799
Series K072 Class A2, 3.444% 12/25/27		24,806	24,513
Series K073 Class A2, 3.35% 1/25/28		40,200	39,426
Series K080 Class A2, 3.926% 7/25/28		43,400	44,441
Series K155:
Class A1, 3.75% 11/25/29		853	862
Class A2, 3.75% 11/25/32		13,000	12,992
Series K708 Class A2, 2.13% 1/25/19		19,890	19,840
Series K709 Class A2, 2.086% 3/25/19		6,180	6,162
Series K710 Class A2, 1.883% 5/25/19		8,240	8,202
Series K712 Class A2, 1.869% 11/25/19		15,496	15,338
Series K713 Class A2, 2.313% 3/25/20		3,465	3,436
Series K717 Class A2, 2.991% 9/25/21		11,043	10,985
Series 2018-K075 Class A1, 3.568% 10/25/27 (b)		25,388	25,528
Series K063 Class A2, 3.43% 1/25/27		10,700	10,632
Series K076 Class A2, 3.9% 6/25/51		10,000	10,231
Series K077 Class A2, 3.85% 5/25/28		16,368	16,669
Series K079:
Class A1, 3.729% 2/25/28		2,782	2,825
Class A2, 3.926% 6/25/28		19,701	20,188
Series K157 Class A2, 3.99% 5/25/33		15,860	16,164
Series K504 Class A2, 2.566% 9/25/20		16,218	16,129
Series K706 Class A2, 2.323% 10/25/18		4,705	4,698
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.5322% 2/25/20 (b)(f)		31,839	31,884
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28		21,300	21,700
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $473,949)			467,841

Foreign Government and Government Agency Obligations - 12.3%
Arab Republic of Egypt:
5.577% 2/21/23 (c)		6,760	6,555
5.875% 6/11/25		3,230	3,084
5.875% 6/11/25 (c)		2,473	2,361
6.125% 1/31/22 (c)		24,550	24,559
7.5% 1/31/27 (c)		2,605	2,651
7.903% 2/21/48 (c)		4,220	4,020
8.5% 1/31/47 (c)		7,940	7,957
Argentine Republic:
6.875% 4/22/21		64,600	61,693
7.5% 4/22/26		48,405	43,153
7.625% 4/22/46		11,400	9,246
Australian Commonwealth:
2.25% 11/21/22	AUD	61,700	44,686
2.25% 5/21/28 (Reg. S)	AUD	23,500	16,369
2.75% 10/21/19	AUD	45,550	33,204
Bahamian Republic 6% 11/21/28 (c)		2,245	2,284
Banco Central del Uruguay:
value recovery A rights 1/2/21 (e)(q)		1,000,000	0
value recovery B rights 1/2/21 (e)(q)		1,500,000	0
Barbados Government:
7% 8/4/22 (c)(d)		4,115	2,181
7.25% 12/15/21 (c)(d)		420	223
Belarus Republic:
6.875% 2/28/23 (c)		9,915	10,393
7.625% 6/29/27 (c)		4,090	4,360
Brazilian Federative Republic:
5.625% 1/7/41		6,655	6,049
5.625% 2/21/47		3,510	3,108
8.25% 1/20/34		19,440	22,793
10% 1/1/21	BRL	30,180	7,560
Buenos Aires Province:
6.5% 2/15/23 (c)		1,285	1,121
9.95% 6/9/21 (c)		9,930	9,724
10.875% 1/26/21 (c)		13,300	13,300
10.875% 1/26/21 (Reg. S)		36,696	36,696
Buoni del Tesoro Poliennali:
0.2% 10/15/20	EUR	5,200	5,908
2.7% 3/1/47 (c)	EUR	15,150	15,028
2.8% 12/1/28	EUR	54,900	61,970
Cameroon Republic 9.5% 11/19/25 (c)		6,765	7,120
Canadian Government:
Real Return Bond 1.25% 12/1/47	CAD	18,700	18,244
0.75% 5/1/19	CAD	127,950	98,388
3.5% 12/1/45	CAD	6,900	6,473
City of Buenos Aires 8.95% 2/19/21 (c)		3,825	3,825
Colombian Republic:
7.375% 9/18/37		1,850	2,331
10.375% 1/28/33		7,100	10,828
Croatia Republic 5.5% 4/4/23 (c)		1,895	2,004
Danish Kingdom 1.75% 11/15/25	DKK	125,900	21,782
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (c)		2,195	2,188
5.75% 4/18/23 (c)		3,310	3,220
6.2% 5/11/27 (c)		1,210	1,134
6.25% 10/4/20 (c)		1,160	1,167
6.25% 7/27/21 (c)		2,330	2,334
Dominican Republic:
5.95% 1/25/27 (c)		2,970	3,025
6% 7/19/28 (c)		3,405	3,463
6.6% 1/28/24 (c)		2,165	2,282
6.85% 1/27/45 (c)		1,820	1,843
6.875% 1/29/26 (c)		4,560	4,868
7.45% 4/30/44 (c)		4,160	4,430
Ecuador Republic:
8.875% 10/23/27 (c)		6,005	5,697
9.65% 12/13/26 (c)		3,175	3,161
El Salvador Republic:
7.375% 12/1/19 (c)		10,740	10,928
7.75% 1/24/23 (c)		4,235	4,422
Gabonese Republic 6.375% 12/12/24 (c)		4,345	4,102
Georgia Republic 6.875% 4/12/21 (c)		1,300	1,359
Ghana Republic 8.627% 6/16/49 (c)		2,605	2,605
Hong Kong Government SAR 1.32% 12/23/19	HKD	39,400	4,992
Indonesian Republic:
7.75% 1/17/38 (c)		8,140	10,664
8.5% 10/12/35 (Reg. S)		8,305	11,378
Irish Republic 2% 2/18/45 (Reg.S)	EUR	8,200	9,958
Islamic Republic of Pakistan:
6.75% 12/3/19 (c)		7,845	7,855
7.25% 4/15/19 (c)		20,640	20,657
8.25% 4/15/24 (c)		2,770	2,891
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		57,646	63,823
5.5% 12/4/23		19,812	22,017
Ivory Coast 5.75% 12/31/32		1,873	1,771
Japan Government:
0.1% 6/20/28	JPY	2,990,000	26,250
0.4% 3/20/56	JPY	3,586,000	25,588
0.9% 6/20/22	JPY	37,052,600	337,987
Jordanian Kingdom 3% 6/30/25		16,691	16,399
Kingdom of Norway 3.75% 5/25/21	NOK	65,000	8,502
Kingdom of Saudi Arabia 3.625% 3/4/28 (c)		3,275	3,122
Lebanese Republic:
5.15% 11/12/18		29,097	28,857
5.45% 11/28/19		10,245	9,696
5.5% 4/23/19		4,310	4,198
5.8% 4/14/20		4,010	3,727
6% 5/20/19		16,640	16,189
Mongolian People's Republic 8.75% 3/9/24 (c)		6,320	6,912
Moroccan Kingdom 4.25% 12/11/22 (c)		3,170	3,172
New Zealand Government 6% 5/15/21	NZD	12,000	8,809
Panamanian Republic 9.375% 4/1/29		800	1,134
Peruvian Republic 4% 3/7/27 (h)		10,576	10,438
Plurinational State of Bolivia 5.95% 8/22/23 (c)		1,175	1,221
Portuguese Republic 2.25% 4/18/34 (c)	EUR	19,150	21,738
Province of Santa Fe 7% 3/23/23 (c)		14,435	12,775
Provincia de Cordoba:
7.125% 6/10/21 (c)		19,755	18,372
7.45% 9/1/24 (c)		8,260	7,064
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,939	1,955
Republic of Armenia:
6% 9/30/20 (c)		7,032	7,153
7.15% 3/26/25 (c)		1,510	1,592
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		24,620	23,304
6.752% 3/9/23 (c)		4,710	4,703
Republic of Kenya:
5.875% 6/24/19 (c)		1,730	1,748
6.875% 6/24/24 (c)		1,275	1,278
7.25% 2/28/28 (c)		1,575	1,532
Republic of Nigeria:
6.75% 1/28/21 (c)		1,125	1,167
7.625% 11/28/47 (c)		1,825	1,746
Republic of Senegal 6.75% 3/13/48 (c)		1,210	1,082
Republic of Serbia 7.25% 9/28/21 (c)		1,180	1,285
Republic of Singapore 3.25% 9/1/20	SGD	52,850	39,601
Russian Federation:
5.25% 6/23/47 (c)		17,800	17,056
5.625% 4/4/42 (c)		3,625	3,809
5.875% 9/16/43 (c)		1,385	1,499
7.6% 7/20/22	RUB	414,970	6,264
12.75% 6/24/28 (Reg. S)		12,360	19,782
Rwanda Republic 6.625% 5/2/23 (c)		4,665	4,726
South African Republic 10.5% 12/21/26	ZAR	50,320	3,854
Spanish Kingdom 1.4% 7/30/28 (Reg. S) (c)	EUR	27,200	31,265
State of Qatar:
3.875% 4/23/23 (c)		6,205	6,248
4.5% 4/23/28 (c)		4,785	4,924
9.75% 6/15/30 (c)		4,350	6,482
Sultanate of Oman 6.75% 1/17/48 (c)		3,670	3,570
Sweden Kingdom 4.25% 3/12/19	SEK	251,000	28,875
Switzerland Confederation 3% 5/12/19	CHF	37,950	39,574
Turkish Republic:
5.125% 3/25/22		3,050	2,896
5.625% 3/30/21		9,370	9,178
5.75% 5/11/47		1,650	1,286
6% 3/25/27		2,850	2,594
6.25% 9/26/22		40,395	39,545
6.75% 5/30/40		2,940	2,622
6.875% 3/17/36		6,115	5,562
7% 3/11/19		8,790	8,838
7% 6/5/20		4,240	4,281
7.25% 3/5/38		3,700	3,497
7.375% 2/5/25		5,235	5,286
8% 2/14/34		1,335	1,359
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (c)		4,090	3,843
Ukraine Government:
1.471% 9/29/21		6,753	6,463
7.75% 9/1/19 (c)		10,550	10,618
7.75% 9/1/20 (c)		18,395	18,533
7.75% 9/1/21 (c)		54,311	54,718
7.75% 9/1/22 (c)		45,491	45,357
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	101,900	133,826
4.25% 12/7/27	GBP	40,100	64,864
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	15,475	24,736
United Mexican States:
6.05% 1/11/40		2,325	2,581
6.5% 6/9/22	MXN	111,250	5,705
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,395	1,902
Venezuelan Republic:
oil recovery warrants 4/15/20 (e)(q)		2,504	3
9.25% 9/15/27 (d)		26,320	7,151
11.95% 8/5/31 (Reg. S) (d)		9,145	2,503
12.75% 8/23/22 (d)		2,375	645
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.375% 3/13/28 (b)(e)(f)		995	896
5.5% 3/12/28		24,307	23,793
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,212,995)			2,184,770

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S)	INR
(Cost $6,934)		INR 452,900	6,066
		Shares	Value (000s)

Common Stocks - 5.5%
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (e)(r)		30,337	271
Exide Technologies (e)(r)		7,093	0
Exide Technologies (e)(r)		23,645	17
Lear Corp.		83,200	12,064
UC Holdings, Inc. (e)		560,355	13,202
			25,554
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (r)(s)		59,137	1
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp.		319,800	10,825
Melco Crown Entertainment Ltd. sponsored ADR		440,500	9,317
MGM Mirage, Inc.		223,500	6,238
Penn National Gaming, Inc. (r)		322,900	10,630
Red Rock Resorts, Inc.		458,643	12,223
Royal Caribbean Cruises Ltd.		70,200	9,122
Scientific Games Corp. Class A (r)		278,500	7,074
The Stars Group, Inc. (r)		216,100	5,381
Wyndham Hotels & Resorts, Inc.		73,600	4,090
Wynn Resorts Ltd.		3,353	426
			75,326
Household Durables - 0.1%
Lennar Corp.:
Class A		263,853	12,319
Class B		5,276	203
Toll Brothers, Inc.		184,300	6,087
			18,609
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. (r)		8,900	17,827
The Booking Holdings, Inc. (r)		4,300	8,531
			26,358
Media - 0.2%
Altice U.S.A., Inc. Class A		429,800	7,797
Naspers Ltd. Class N		139,100	30,017
			37,814
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG		59,621	14,599

TOTAL CONSUMER DISCRETIONARY			198,261

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (e)(r)		236,315	7,527
Food Products - 0.1%
Darling International, Inc. (r)		790,500	15,272
JBS SA		2,736,800	6,357
Reddy Ice Holdings, Inc. (r)		331,236	83
			21,712

TOTAL CONSUMER STAPLES			29,239

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (e)(r)		135,187	777
Weatherford International PLC (r)(t)		2,150,000	5,827
			6,604
Oil, Gas & Consumable Fuels - 0.2%
Chaparral Energy, Inc. (e)(r)		20,111	350
Chaparral Energy, Inc. Class A (r)		88,216	1,554
Diamondback Energy, Inc.		81,100	10,964
Frontera Energy Corp.		88,128	1,246
Goodrich Petroleum Corp. (r)		90,737	1,274
Harvest Oil & Gas Corp. (r)		193,888	3,878
Parsley Energy, Inc. Class A (r)		268,700	7,859
VNR Finance Corp. (r)		83,865	461
VNR Finance Corp. (c)(r)		403,886	2,221
			29,807

TOTAL ENERGY			36,411

FINANCIALS - 0.3%
Banks - 0.2%
Bank of America Corp.		419,000	12,344
JPMorgan Chase & Co.		115,500	13,033
			25,377
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (e)(r)		7,403,098	0
Consumer Finance - 0.1%
OneMain Holdings, Inc. (r)		389,100	13,078
Diversified Financial Services - 0.0%
GDS Holdings Ltd. ADR (r)(t)		168,629	5,924

TOTAL FINANCIALS			44,379

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.		89,400	12,437
Humana, Inc.		37,600	12,728
Rotech Healthcare, Inc. (e)(r)		129,242	207
UnitedHealth Group, Inc.		36,200	9,631
			35,003
Life Sciences Tools & Services - 0.1%
Quintiles Transnational Holdings, Inc. (r)		139,300	18,073
Pharmaceuticals - 0.1%
Jazz Pharmaceuticals PLC (r)		55,600	9,348

TOTAL HEALTH CARE			62,424

INDUSTRIALS - 0.5%
Airlines - 0.2%
Air Canada (r)		1,531,900	32,734
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		48,111	14
Machinery - 0.0%
Allison Transmission Holdings, Inc.		151,000	7,854
Marine - 0.0%
U.S. Shipping Partners Corp. (e)(r)		22,876	0
U.S. Shipping Partners Corp. warrants 12/31/29 (e)(r)		214,176	0
			0
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (r)		531,900	22,760
Penhall Acquisition Co.:
Class A (e)(r)		11,553	983
Class B (e)(r)		3,850	328
United Rentals, Inc. (r)		188,670	30,866
			54,937
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (e)		403,760	0
Class A2 (e)		403,760	0
Class A3 (e)		403,760	0
Class A4 (e)		403,760	0
Class A5 (e)		403,760	0
Class A6 (e)		403,760	0
Class A7 (e)		403,760	0
Class A8 (e)		403,760	0
Class A9 (e)		403,760	0
			0

TOTAL INDUSTRIALS			95,539

INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment & Components - 0.0%
CDW Corp.		96,400	8,572
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (r)		268,900	44,304
Alphabet, Inc. Class A (r)		36,200	43,696
Facebook, Inc. Class A (r)		90,600	14,900
			102,900
IT Services - 0.6%
EPAM Systems, Inc. (r)		101,000	13,908
Global Payments, Inc.		180,300	22,970
MasterCard, Inc. Class A		122,100	27,181
PayPal Holdings, Inc. (r)		263,700	23,163
Visa, Inc. Class A		143,500	21,538
			108,760
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.		86,200	21,268
Microchip Technology, Inc. (t)		139,600	11,016
Micron Technology, Inc. (r)		484,900	21,932
NVIDIA Corp.		87,600	24,617
ON Semiconductor Corp. (r)		414,800	7,645
			86,478
Software - 0.5%
Adobe Systems, Inc. (r)		93,600	25,267
Electronic Arts, Inc. (r)		81,900	9,868
Microsoft Corp.		179,100	20,484
Salesforce.com, Inc. (r)		72,200	11,482
SS&C Technologies Holdings, Inc.		213,600	12,139
Take-Two Interactive Software, Inc. (r)		76,800	10,598
			89,838

TOTAL INFORMATION TECHNOLOGY			396,548

MATERIALS - 0.3%
Chemicals - 0.2%
DowDuPont, Inc.		205,600	13,222
Ingevity Corp. (r)		217	22
LyondellBasell Industries NV Class A		47,000	4,818
The Chemours Co. LLC		351,600	13,867
Westlake Chemical Corp.		101,600	8,444
			40,373
Containers & Packaging - 0.0%
Crown Holdings, Inc. (r)		165,700	7,954
Metals & Mining - 0.1%
Aleris Corp. (e)(r)		72,811	73
First Quantum Minerals Ltd.		754,100	8,588
			8,661

TOTAL MATERIALS			56,988

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (r)		523,000	36,704
UTILITIES - 0.1%
Electric Utilities - 0.1%
Portland General Electric Co.		13,962	637
Vistra Energy Corp. (r)		405,600	10,091
			10,728
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.		3,700	138

TOTAL UTILITIES			10,866

TOTAL COMMON STOCKS
(Cost $776,555)			967,359

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (e)(r)		133,255	971
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (e)(r)(s)		193,792,711	1,938
TOTAL PREFERRED STOCKS
(Cost $7,859)			2,909
		Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 1.7%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6361% 8/22/25 (b)(f)		3,640	3,686
Hotels, Restaurants & Leisure - 0.2%
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8377% 7/10/25 (b)(f)		34,050	34,349

TOTAL CONSUMER DISCRETIONARY			38,035

ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (b)(e)		1,409	1,420
Oil, Gas & Consumable Fuels - 0.5%
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4922% 6/22/24 (b)(f)		5,367	5,280
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.6172% 12/31/21 (b)(f)		59,735	66,182
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9622% 12/31/22 (b)(f)		24,270	24,624
			96,086

TOTAL ENERGY			97,506

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8424% 10/31/24 (b)(f)		1,745	1,755
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3353% 4/25/25 (b)(f)		3,212	3,218

TOTAL FINANCIALS			4,973

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1038% 6/1/25 (b)(f)		1,331	1,337
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6% 9/27/24 (b)(f)		1,795	1,807
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.2%
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.7422% 9/29/24 (b)(f)		2,831	2,853
3 month U.S. LIBOR + 8.500% 10.7422% 9/29/25 (b)(f)		16,915	17,211
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9/17/26 (f)(u)		6,720	6,745
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9/17/25 (f)(u)		1,400	1,408
			28,217
IT Services - 0.1%
Banff Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6/28/25 (f)(u)		21,610	21,812
Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.25% 5/29/25 (b)(f)		18,926	18,930
Software - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6361% 6/13/25 (b)(f)		14,661	14,505
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (b)(f)		3,251	3,252
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 10/31/24 (f)(u)		880	881
3 month U.S. LIBOR + 5.250% 6.8259% 10/31/24 (b)(f)		2,334	2,337
3 month U.S. LIBOR + 8.000% 10.2422% 10/31/25 (b)(f)		10,100	10,050
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5931% 11/1/24 (b)(f)		13,470	13,744
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.33% 1/20/24 (b)(f)		2,016	2,030
3 month U.S. LIBOR + 9.000% 11.08% 1/20/25 (b)(f)		6,500	6,240
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 7/2/25 (b)(f)		13,270	13,323
			66,362

TOTAL INFORMATION TECHNOLOGY			135,321

MATERIALS - 0.2%
Containers & Packaging - 0.1%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7506% 6/29/25 (b)(f)		10,295	10,316
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.500% 0% 8/16/19 (d)(f)		3,970	4,883
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4922% 10/17/22 (b)(f)		15,094	13,819
			18,702

TOTAL MATERIALS			29,018

TOTAL BANK LOAN OBLIGATIONS
(Cost $301,961)			307,997
		Shares	Value (000s)

Fixed-Income Funds - 10.3%
Fidelity Floating Rate Central Fund (v)		16,380,441	1,692,263
iShares JPMorgan USD Emerging Markets Bond ETF		1,290,637	139,144
TOTAL FIXED-INCOME FUNDS
(Cost $1,849,056)			1,831,407
		Principal Amount (000s)	Value (000s)

Preferred Securities - 5.0%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 4.625% (Reg. S) (b)(g)	EUR	20,800	24,314
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (g)		18,130	18,226
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Andeavor Logistics LP 6.875% (b)(g)		18,000	18,206
DCP Midstream Partners LP 7.375% (b)(g)		8,965	9,115
Energy Transfer Partners LP:
6.25% (b)(g)		38,242	37,113
6.625% (b)(g)		15,640	15,108
Summit Midstream Partners LP 9.5% (b)(g)		8,965	9,149
			88,691
FINANCIALS - 4.0%
Banks - 3.2%
Alfa Bond Issuance PLC 8% (Reg. S) (b)(g)		8,340	7,953
Banco Do Brasil SA 9% (b)(c)(g)		19,570	19,717
Banco Mercantil del Norte SA 7.625% (b)(c)(g)		6,800	6,991
Bank of America Corp.:
5.125% (b)(g)		20,515	20,973
5.2% (b)(g)		48,090	48,443
5.875% (b)(g)		60,475	60,103
6.25% (b)(g)		18,480	19,579
Barclays PLC 7.75% (b)(g)		17,980	18,208
Citigroup, Inc.:
5.8% (b)(g)		16,945	17,672
5.9% (b)(g)		25,875	26,652
5.95% (b)(g)		46,925	48,446
6.25% (b)(g)		12,015	12,637
6.3% (b)(g)		4,120	4,306
Credit Agricole SA 7.875% (b)(c)(g)		5,065	5,340
Huntington Bancshares, Inc. 5.7% (b)(f)(g)		10,355	10,389
Itau Unibanco Holding SA 6.125% (b)(c)(g)		7,805	7,384
JPMorgan Chase & Co.:
5% (b)(g)		24,745	25,240
5.3% (b)(g)		12,280	12,827
6% (b)(g)		54,840	57,510
6.125% (b)(g)		12,865	13,729
6.75% (b)(g)		6,270	6,912
Royal Bank of Scotland Group PLC 8.625% (b)(g)		26,526	28,422
Tinkoff Credit Systems 9.25% (Reg. S) (b)(g)		5,140	5,020
Wells Fargo & Co.:
5.875% (b)(g)		36,775	39,321
5.9% (b)(g)		46,445	47,950
			571,724
Capital Markets - 0.6%
Credit Suisse Group AG 7.5% (b)(c)(g)		22,720	23,730
Goldman Sachs Group, Inc.:
5% (b)(g)		32,374	31,105
5.375% (b)(g)		22,175	23,085
5.7% (b)(g)		26,133	26,938
			104,858
Insurance - 0.2%
MAPFRE SA:
4.125% 9/7/48 (Reg. S) (b)	EUR	1,400	1,626
4.375% 3/31/47 (Reg. S) (b)	EUR	17,700	21,889
			23,515

TOTAL FINANCIALS			700,097

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (c)(g)		22,515	7,847
7.5% (Reg. S) (g)		500	174
			8,021
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Unibail-Rodamco 2.125% (Reg. S) (b)(g)	EUR	36,000	41,348
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(g)		5,975	6,126
TOTAL PREFERRED SECURITIES
(Cost $892,228)			886,823
		Shares	Value (000s)

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 2.11% (w)		837,315,204	837,483
Fidelity Securities Lending Cash Central Fund 2.11% (w)(x)		13,079,808	13,081
TOTAL MONEY MARKET FUNDS
(Cost $850,540)			850,564

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	$1,903
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	63,400	2,474
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	18,200	888
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	912
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 3.0580% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	33,900	1,058

TOTAL PUT OPTIONS			7,235

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	434
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	63,400	1,153
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	18,200	233
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	239
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.058% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	33,900	891

TOTAL CALL OPTIONS			2,950

TOTAL PURCHASED SWAPTIONS
(Cost $10,774)			10,185
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $17,710,193)			17,802,658
NET OTHER ASSETS (LIABILITIES) - (0.2)%			(30,839)
NET ASSETS - 100%			$17,771,819

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 10/1/48	$(10,600)	$(10,143)
4% 10/1/48	(18,600)	(18,782)
TOTAL TBA SALE COMMITMENTS
(Proceeds $28,952)		$(28,925)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.94% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	43,400	$(1,609)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	24,100	(883)

TOTAL PUT SWAPTIONS			(2,492)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.94% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	43,400	(1,091)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	24,100	(616)

TOTAL CALL SWAPTIONS			(1,707)

TOTAL WRITTEN SWAPTIONS			$(4,199)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,724	Dec. 2018	$204,779	$(922)	$(922)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	508	Dec. 2018	107,053	(360)	(360)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,796	Dec. 2018	202,008	(1,954)	(1,954)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	366	Dec. 2018	51,423	(149)	(149)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	371	Dec. 2018	57,238	(2,253)	(2,253)

TOTAL PURCHASED					$(5,638)

Sold
Treasury Contracts
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	624	Dec. 2018	78,624	439	439
TOTAL FUTURES CONTRACTS					$(5,199)

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2025	$33,665	$(243)	$0	$(243)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

ZAR – South African rand

Security Type Abbreviations

ETF – Exchange-Traded Fund

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,945,823,000 or 22.2% of net assets.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,567,000.

 (k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,109,000.

 (l) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $17,000.

 (m) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $304,000.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (p) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (q) Quantity represents share amount.

 (r) Non-income producing

 (s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,939,000 or 0.0% of net assets.

 (t) Security or a portion of the security is on loan at period end.

 (u) The coupon rate will be determined upon settlement of the loan after period end.

 (v) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (w) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (x) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$62
Tricer Holdco SCA	12/19/16 - 1/29/18	$3,655

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$11,566
Fidelity Floating Rate Central Fund	50,421
Fidelity Securities Lending Cash Central Fund	5
Total	$61,992

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$641,135	$1,078,955	$23,005	$(97)	$(4,725)	$1,692,263	73.7%
Total	$641,135	$1,078,955	$23,005	$(97)	$(4,725)	$1,692,263

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$198,261	$184,770	$1	$13,490
Consumer Staples	30,210	21,712	--	8,498
Energy	36,411	35,284	--	1,127
Financials	44,379	44,379	--	--
Health Care	62,424	62,217	--	207
Industrials	97,477	94,228	--	3,249
Information Technology	396,548	396,548	--	--
Materials	56,988	56,915	--	73
Telecommunication Services	36,704	36,704	--	--
Utilities	10,866	10,866	--	--
Corporate Bonds	6,523,532	--	6,523,469	63
U.S. Government and Government Agency Obligations	2,868,531	--	2,868,531	--
U.S. Government Agency - Mortgage Securities	179,578	--	179,578	--
Asset-Backed Securities	136,815	--	136,815	--
Collateralized Mortgage Obligations	578,281	--	578,281	--
Commercial Mortgage Securities	467,841	--	467,841	--
Foreign Government and Government Agency Obligations	2,184,770	--	2,183,871	899
Supranational Obligations	6,066	--	6,066	--
Bank Loan Obligations	307,997	--	306,577	1,420
Fixed-Income Funds	1,831,407	1,831,407	--	--
Preferred Securities	886,823	--	886,823	--
Money Market Funds	850,564	850,564	--	--
Purchased Swaptions	10,185	--	10,185	--
Total Investments in Securities:	$17,802,658	$3,625,594	$14,148,038	$29,026
Derivative Instruments:
Assets
Futures Contracts	$439	$439	$--	$--
Total Assets	$439	$439	$--	$--
Liabilities
Futures Contracts	$(5,638)	$(5,638)	$--	$--
Swaps	(243)	--	(243)	--
Written Swaptions	(4,199)	--	(4,199)	--
Total Liabilities	$(10,080)	$(5,638)	$(4,442)	$--
Total Derivative Instruments:	$(9,641)	$(5,199)	$(4,442)	$--
Other Financial Instruments:
TBA Sale Commitments	$(28,925)	$--	$(28,925)	$--
Total Other Financial Instruments:	$(28,925)	$--	$(28,925)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018